Summary of Significant Accounting Policies (Details) - Schedule of revenues are disaggregated by segment - Nukkleus Inc.[Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Schedule of Revenues are Disaggregated by Segment [Abstract]
General support services	$ 4,800,000	$ 4,800,000	$ 9,600,000	$ 9,600,000	$ 19,200,000	$ 19,200,000
Financial services	833,944	289,017	1,410,332	618,032	2,313,474	86,964
Total revenues	$ 5,633,944	$ 5,089,017	$ 11,010,332	$ 10,218,032	$ 21,513,474	$ 19,286,964